Document and Entity Information	May 07, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 07, 2020
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-38068
Entity Tax Identification Number	98-1398788
Entity Address, Address Line One	Suite 540, 1385 West 8th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6H 3V9
City Area Code	604
Local Phone Number	678-1388
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	ZYME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This current report on Form 8-K/A (this “Amendment”) updates information originally provided under Item 5.07 in a Current Report on Form 8-K filed on May 8, 2020 (the “Original Filing”), in which Zymeworks Inc. (the “Company”) reported voting results for its 2020 annual meeting of shareholders held on May 7, 2020 (the “2020 Annual Meeting”), including the results of the advisory and non-binding vote regarding the frequency of future advisory and non-binding votes on compensation of the Company’s named executive officers. The sole purpose of this Amendment is to update the Original Filing in accordance with Item 5.07(d) of Form 8-K to disclose the Company’s decision regarding how frequently it will conduct future shareholder advisory votes to approve the compensation of the Company’s named executive officers and, except as set forth below, this Amendment does not modify or update any other disclosure contained in the Original Filing, and this Amendment should be read in conjunction with the Original Filing.
Amendment Flag	true
Entity Central Index Key	0001403752